Financial Instruments and Risk Management - Schedule of Risk of Increase In Inflation (Details) - BRL (R$) R$ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Assets
Concession financial assets - Distribution infrastructure - IPCA	R$ 3,929	R$ 2,807
Concession grant fee – Generation concessions – IPCA (Note 5.3)	3,182	3,098
Asset	7,111	5,905
Liabilities
Loans and debentures - IPCA and IGP-DI (Note 15)	(11,581)	(7,547)
Deficit of pension plan (Forluz) - IPCA (Note 24)	(1,326)	(494)
Leasing liabilities	(417)	(429)	R$ (433)
Liability	(13,324)	(8,470)
Net assets exposed	R$ (6,213)	R$ (2,565)